Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ■ January 31, 2026 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.7%)
	Denmark (11.9%)
	Air Freight & Logistics
36,122	DSV AS	$10,156,961
	Pharmaceuticals
34,318	Novo Nordisk AS, Class B	2,037,776
	Total Denmark	12,194,737

	France (28.6%)
	Electrical Equipment
17,613	Schneider Electric SE	5,049,679
	Health Care Equipment & Supplies
13,834	EssilorLuxottica SA	4,228,996
	Hotels, Restaurants & Leisure
74,054	Accor SA	4,027,139
	Personal Care Products
11,482	L'Oreal SA	5,275,279
	Textiles, Apparel & Luxury Goods
3,619	Hermes International SCA	8,707,306
3,176	LVMH Moet Hennessy Louis Vuitton SE	2,049,804
		10,757,110
	Total France	29,338,203

	Germany (4.5%)
	Software
15,575	SAP SE ADR	3,131,198
	Textiles, Apparel & Luxury Goods
37,848	Birkenstock Holding PLC (a)	1,429,141
	Total Germany	4,560,339

	Italy (8.1%)
	Textiles, Apparel & Luxury Goods
142,629	Moncler SpA	8,310,090

	Netherlands (11.2%)
	Financial Services
2,964	Adyen NV (a)	4,395,149
	Semiconductors & Semiconductor Equipment
4,936	ASML Holding NV	7,077,756
	Total Netherlands	11,472,905

	Poland (2.4%)
	Broadline Retail
303,834	Allegro.eu SA (a)	2,495,953

	Sweden (7.3%)
	Biotechnology
28,606	Vitrolife AB	372,889
	Entertainment
14,204	Spotify Technology SA (a)	7,106,971
	Total Sweden	7,479,860

	Switzerland (12.8%)
	Food Products
15	Chocoladefabriken Lindt & Spruengli AG (Registered)	2,217,176
	Health Care Equipment & Supplies
31,656	Straumann Holding AG (Registered) (a)	3,807,258
	Textiles, Apparel & Luxury Goods
11,973	Cie Financiere Richemont SA, Class A (Registered)	2,324,073
106,235	On Holding AG, Class A (a)	4,807,134
		7,131,207
	Total Switzerland	13,155,641

	United Kingdom (7.6%)
	Capital Markets
18,812	London Stock Exchange Group PLC	2,098,329
	Financial Services
261,779	Wise PLC, Class A (a)	3,376,357

Morgan Stanley Europe Opportunity Fund, Inc.

Consolidated Portfolio of Investments ■ January 31, 2026 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Interactive Media & Services
339,660	Rightmove PLC	$2,299,296
	Total United Kingdom	7,773,982

	United States (4.3%)
	Entertainment
50,821	Liberty Media Corp.-Liberty Formula One, Class C (a)	4,422,443
	Total Common Stocks
	(Cost $68,532,332)	101,204,153

NUMBER OF
SHARES (000)
	Short-Term Investment (2.4%)
	Investment Company (2.4%)
2,419	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class, 3.53% (b) (Cost $2,419,361)		2,419,361

Total Investments (Cost $70,951,693) (c)(d)(e)		101.1%	103,623,514
Liabilities in excess of Other Assets		(1.1)	(1,128,075)
Net Assets		100.0%	$102,495,439

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the three months ended January 31, 2026, advisory fees paid were reduced by $663 relating to the Fund's investment in the Liquidity Fund.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a−7 under the Act (the “Rule”). As a result of a change in the Rule 2a−5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a−7, a security is an eligible security for purposes of Rule 17a−7 only when there isa “readily available market quotation” for the security. The Fund's Rule 17a−7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a−5. For the three months ended January 31, 2026, the Fund did not engage in any cross-trade transactions.
(d)	The fair value and percentage of net assets, $80,307,266 and 78.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of Investments.
(e)	At January 31, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $35,761,415 and the aggregate gross unrealized depreciation is $3,089,594, resulting in net unrealized appreciation of $32,671,821.

ADR	American Depositary Receipt.

Consolidated Summary of Investments (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Textiles, Apparel & Luxury Goods	$27,627,548	26.7%
Entertainment	11,529,414	11.1
Air Freight & Logistics	10,156,961	9.8
Health Care Equipment & Supplies	8,036,254	7.8
Financial Services	7,771,506	7.5
Semiconductors & Semiconductor Equipment	7,077,756	6.8
Personal Care Products.	5,275,279	5.1
Electrical Equipment	5,049,679	4.9
Hotels, Restaurants & Leisure	4,027,139	3.9
Software	3,131,198	3.0
Broadline Retail	2,495,953	2.4
Investment Company	2,419,361	2.3
Interactive Media & Services	2,299,296	2.2
Food Products	2,217,176	2.1
Capital Markets	2,098,329	2.0
Pharmaceuticals	2,037,776	2.0
Biotechnology	372,889	0.4
Total Investments	$103,623,514	100.0%

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ■ January 31, 2026 (unaudited)

Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ■ January 31, 2026 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Europe Opportunity Fund, Inc.

Notes to Consolidated Portfolio of Investments ■ January 31, 2026 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2026:

		LEVEL 2
	LEVEL 1	OTHER	LEVEL 3
	UNADJUSTED	SIGNIFICANT	SIGNIFICANT
	QUOTED	OBSERVABLE	UNOBSERVABLE
INVESTMENT TYPE	PRICES	INPUTS	INPUTS	TOTAL
Assets:
Common Stocks
Air Freight & Logistics	$—	$10,156,961	$—	$10,156,961
Biotechnology	—	372,889	—	372,889
Broadline Retail	—	2,495,953	—	2,495,953
Capital Markets	—	2,098,329	—	2,098,329
Electrical Equipment	—	5,049,679	—	5,049,679
Entertainment	11,529,414	—	—	11,529,414
Financial Services	—	7,771,506	—	7,771,506
Food Products	—	2,217,176	—	2,217,176
Health Care Equipment & Supplies	—	8,036,254	—	8,036,254
Hotels, Restaurants & Leisure	—	4,027,139	—	4,027,139
Interactive Media & Services	—	2,299,296	—	2,299,296
Personal Care Products	—	5,275,279	—	5,275,279
Pharmaceuticals	—	2,037,776	—	2,037,776
Semiconductors & Semiconductor Equipment	—	7,077,756	—	7,077,756
Software	3,131,198	—	—	3,131,198
Textiles, Apparel & Luxury Goods	6,236,275	21,391,273	—	27,627,548
Total Common Stocks	$20,896,887	$80,307,266	$—	$101,204,153
Short-Term Investment
Investment Company	2,419,361	—	—	2,419,361
Total Assets	$23,316,248	$80,307,266	$—	$103,623,514

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.